Intangible Assets - Schedule of Intangible Assets (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Cost [Member]
Cost
Balance at the beginning	RM 33,495,016		RM 4,700,894
Additions	20,681,021		28,924,404
Written off			(11,382)
Currency realignment	(1,916,529)		(118,900)
Balance at the end	52,259,508		33,495,016
Ending balance (in Dollars)	52,259,508		33,495,016
Accumulated Depreciation [Member]
Cost
Balance at the beginning	911,910
Currency realignment	(83,120)		(17,886)
Balance at the end	1,824,635		911,910
Ending balance (in Dollars)	1,824,635		911,910
Accumulated depreciation:
Charges	995,845		929,796
Carrying Amount [Member]
Cost
Balance at the beginning			32,583,106
Balance at the end	50,434,873	$ 11,972,102
Ending balance (in Dollars)	50,434,873
Socializer Messenger Platform Software [Member] | Cost [Member]
Cost
Balance at the beginning	15,493,602
Additions			15,493,602
Written off
Currency realignment	(893,142)
Balance at the end	14,600,460		15,493,602
Ending balance (in Dollars)	14,600,460		15,493,602
Socializer Messenger Platform Software [Member] | Accumulated Depreciation [Member]
Cost
Balance at the beginning	886,440
Currency realignment	(83,120)		(17,886)
Balance at the end	1,775,998		886,440
Ending balance (in Dollars)	1,775,998		886,440
Accumulated depreciation:
Charges	972,678		904,326
Socializer Messenger Platform Software [Member] | Carrying Amount [Member]
Cost
Balance at the beginning			14,607,162
Balance at the end	12,824,462	3,044,238
Ending balance (in Dollars)	12,824,462
AI-Powered Travel Platform Software [Member] | Cost [Member]
Cost
Balance at the beginning	4,470,400		4,589,300
Additions
Written off
Currency realignment	(257,700)		(118,900)
Balance at the end	4,212,700		4,470,400
Ending balance (in Dollars)	4,212,700		4,470,400
AI-Powered Travel Platform Software [Member] | Accumulated Depreciation [Member]
Cost
Balance at the beginning
Currency realignment
Balance at the end
Ending balance (in Dollars)
Accumulated depreciation:
Charges
AI-Powered Travel Platform Software [Member] | Carrying Amount [Member]
Cost
Balance at the beginning			4,470,400
Balance at the end	4,212,700	1,000,000
Ending balance (in Dollars)	4,212,700
Credit service Management System [Member] | Cost [Member]
Cost
Balance at the beginning	6,722,800
Additions			6,722,800
Written off
Currency realignment	(387,542)
Balance at the end	6,335,258		6,722,800
Ending balance (in Dollars)	6,335,258		6,722,800
Credit service Management System [Member] | Accumulated Depreciation [Member]
Cost
Balance at the beginning
Currency realignment
Balance at the end
Ending balance (in Dollars)
Accumulated depreciation:
Charges
Credit service Management System [Member] | Carrying Amount [Member]
Cost
Balance at the beginning			6,722,800
Balance at the end	6,335,258	1,503,847
Ending balance (in Dollars)	6,335,258
Finance Management System [Member] | Cost [Member]
Cost
Balance at the beginning	6,559,803
Additions			6,559,803
Written off
Currency realignment	(378,145)
Balance at the end	6,181,658		6,559,803
Ending balance (in Dollars)	6,181,658		6,559,803
Finance Management System [Member] | Accumulated Depreciation [Member]
Cost
Balance at the beginning
Currency realignment
Balance at the end
Ending balance (in Dollars)
Accumulated depreciation:
Charges
Finance Management System [Member] | Carrying Amount [Member]
Cost
Balance at the beginning			6,559,803
Balance at the end	6,181,658	1,467,386
Ending balance (in Dollars)	6,181,658
Robotic Arm & Enterprise Robotics Management & AI Platform [Member] | Cost [Member]
Cost
Balance at the beginning
Additions	19,714,152
Written off
Currency realignment
Balance at the end	19,714,152
Ending balance (in Dollars)	19,714,152
Robotic Arm & Enterprise Robotics Management & AI Platform [Member] | Accumulated Depreciation [Member]
Cost
Balance at the beginning
Currency realignment
Balance at the end
Ending balance (in Dollars)
Accumulated depreciation:
Charges
Robotic Arm & Enterprise Robotics Management & AI Platform [Member] | Carrying Amount [Member]
Cost
Balance at the beginning
Balance at the end	19,714,152	4,679,695
Ending balance (in Dollars)	19,714,152
Restaurant Online Ordering Management System [Member] | Cost [Member]
Cost
Balance at the beginning
Additions	966,869
Written off
Currency realignment
Balance at the end	966,869
Ending balance (in Dollars)	966,869
Restaurant Online Ordering Management System [Member] | Accumulated Depreciation [Member]
Cost
Balance at the beginning
Currency realignment
Balance at the end
Ending balance (in Dollars)
Accumulated depreciation:
Charges
Restaurant Online Ordering Management System [Member] | Carrying Amount [Member]
Cost
Balance at the beginning
Balance at the end	966,869	229,514
Ending balance (in Dollars)	966,869
Other Software Package [Member] | Cost [Member]
Cost
Balance at the beginning	248,411		111,594
Additions			148,199
Written off			(11,382)
Currency realignment
Balance at the end	248,411		248,411
Ending balance (in Dollars)	248,411		248,411
Other Software Package [Member] | Accumulated Depreciation [Member]
Cost
Balance at the beginning	25,470
Currency realignment
Balance at the end	48,637		25,470
Ending balance (in Dollars)	48,637		25,470
Accumulated depreciation:
Charges	23,167		25,470
Other Software Package [Member] | Carrying Amount [Member]
Cost
Balance at the beginning			RM 222,941
Balance at the end	199,774	$ 47,422
Ending balance (in Dollars)	RM 199,774